Combined Statements of Comprehensive Income - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Combined Statements of Comprehensive Income
Net income		$ 382,275	$ 465,357
Other comprehensive income (loss):
Foreign currency translation adjustment	[1]	(173,341)	141,355
Unrealized gain (loss) on net investment hedges, includes income taxes of nil	[1]	77,996	(48,431)
Total other comprehensive (loss) income		(95,345)	92,924
Comprehensive income		286,930	558,281
Comprehensive income attributable to:
Stapled unitholders		286,817	558,042
Non-controlling interests		113	239
Comprehensive income		$ 286,930	$ 558,281

[1]	Items that may be reclassified subsequently to net income if a foreign subsidiary is disposed of or hedges are terminated or no longer assessed as effective (note 2(h)).